Financial Risk Management_Financial Assets At Fair Value Through Profit Or Loss And Financial Investments Excluding Equity Securities That Are Exposed To Credit Risk(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Securities Excluding Equity Securities Line Items [Line Items]
Securities Excluding Equity Securities	₩ 84,601,943	₩ 63,303,081
Securities that are neither past due nor impaired
Securities Excluding Equity Securities Line Items [Line Items]
Securities Excluding Equity Securities	84,597,074	63,298,248
Impaired securities
Securities Excluding Equity Securities Line Items [Line Items]
Securities Excluding Equity Securities	₩ 4,869	₩ 4,833